Curian Guidance - Equity Income Fund Summary (Curian Guidance - Equity Income Fund)	0 Months Ended
Apr. 25, 2013
Curian Guidance - Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]
In the summary prospectus for the Curian Guidance – Equity Income Fund, in the section entitled “Principal Investment Strategies,” please add the following asset class and strategy to the “Asset Classes and Strategies” table:

Strategy Narrative [Text Block]	U.S. Equity